Assets held for sale and discontinued operations (Tables)	6 Months Ended
Sep. 30, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of assets and liabilities classified as held for sale
The following assets and liabilities were classified as held for sale:

	30 September 2024			31 March 2024
	Total assets held for sale £m	Total liabilities held for sale £m	Net assets/(liabilities) held for sale £m	Total assets held for sale £m	Total liabilities held for sale £m	Net assets/(liabilities) held for sale £m
UK Electricity System Operator	1,549	(992)	557	1,134	(1,427)	(293)
National Grid Renewables	1,146	(10)	1,136	—	—	—
Grain LNG	1,036	(307)	729	—	—	—
Investment in GasT TopCo Limited	—	—	—	689	—	689
RAA	—	—	—	—	(47)	(47)
Net assets/(liabilities) held for sale	3,731	(1,309)	2,422	1,823	(1,474)	349
The following assets and liabilities of the ESO were classified as held for sale at 30 September 2024.

£m
Intangible assets	485
Property, plant and equipment	121
Trade and other receivables	375
Pension asset	16
Cash and cash equivalents	51
Financial investments	501
Total assets	1,549
Borrowings	(13)
Other liabilities	(632)
Provision for UK electricity balancing costs	(347)
Total liabilities	(992)
Net assets	557
The following assets and liabilities were classified as held for sale at 30 September 2024.

	National Grid Renewables	Grain LNG
	£m	£m
Goodwill	80	—
Other intangible assets	—	5
Property, plant and equipment	90	856
Investments in joint ventures and associates	704	—
Trade and other receivables	74	47
Cash and cash equivalents	39	106
Financial investments	23	—
Other assets	136	22
Total assets	1,146	1,036

Borrowings	(2)	(120)
Other liabilities	(8)	(187)
Total liabilities	(10)	(307)
Net assets	1,136	729

Summary of discontinued operations
The summary income statements for the periods ended 30 September 2024 and 2023 are as follows:

	2024	2023
	£m	£m
Operating profit	—	—
Finance income	5	9
Finance costs[1]	47	61
Profit before tax	52	70
Tax	(1)	(5)
Profit after tax from discontinued operations	51	65
Gain on disposal	25	—
Total profit after tax from discontinued operations	76	65
1.Finance costs include the remeasurement of the FAA option, the FAA forward and the RAA.

The summary statements of comprehensive income are as follows:

	2024	2023
	£m	£m
Profit after tax from discontinued operations	76	65
Other comprehensive (loss)/income from discontinued operations
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net losses on investments in debt instruments measured at fair value through other comprehensive income	(13)	(12)
Tax on items that may be reclassified subsequently to profit or loss	3	3
Total losses from discontinued operations that may be reclassified subsequently to profit or loss	(10)	(9)
Other comprehensive loss for the period, net of tax, from discontinued operations	(10)	(9)
Total comprehensive income for the period from discontinued operations	66	56